Invested Assets and Investment Income - Summary of Rental Income of Investment Properties (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Rental income from investment properties	$ 1,013	$ 1,120
Direct operating expenses of rental investment properties	(582)	(694)
Total	$ 431	$ 426